Schedule of Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases
2026	¥ 4,618
2027	1,017
Total remaining undiscounted lease payments	5,635
Less: interest	(107)
Total present value of operating lease liabilities	5,528	¥ 5,174
Less: short-term operating lease liabilities	(4,727)	(3,037)
Long-term operating lease liabilities	¥ 801	¥ 2,137